Taxation - Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Income tax exemptions and reliefs	(5.92%)	(14.73%)	(10.75%)
Income tax difference under different tax jurisdictions	(12.01%)	(1.40%)	(0.70%)
Non-deductible expense	(0.08%)	0.32%	0.03%
Development & research expense	4.16%	(22.20%)	(7.92%)
Effect of change in valuation allowance	(11.25%)	13.01%	(5.63%)
Income tax expense	(0.10%)	0.00%	0.03%